Concentration of major customers and suppliers	6 Months Ended
Mar. 31, 2026
Risks and Uncertainties [Abstract]
Concentration of major customers and suppliers

Note 11. Concentration of major customers and suppliers

No single customer represented 10% or more of revenue for the six months ended March 31, 2026 and 2025.

As of March 31, 2026, one receivable accounted for 81% of the Company’s accounts receivable balance. As of September 30, 2025, two receivables accounted for 71% and 27% of the Company’s accounts receivable balance, respectively.

For the six months ended March 31, 2026, three major suppliers accounted for approximately 65%, 14%, and 13% of the cost of revenues, respectively. For the six months ended March 31, 2025, three major suppliers accounted for approximately 56%, 25%, and 17% of the cost of revenues, respectively.

As of March 31, 2026, three suppliers accounted for 39%, 28%, and 13% of accounts payable balance, respectively. As of September 30, 2025, one supplier accounted for 78% accounts payable balance.